Securitisations and Covered Bonds - Disclosure of Analysis of Securitisations and Covered Bonds (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Securitisations And Covered Bonds [Line Items]
Notional amount	£ 261,606	£ 223,242
Assets recognised in entity's financial statements in relation to structured entities	33,189	27,927
Securitisation programmes
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	8,159	6,047
Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	7,393	5,290
Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	766	757
Holmes | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	4,669	3,242
Fosse | Securitisation programmes | Mortgage-backed master trust structures
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	2,724	2,048
Repton | Securitisation programmes | Other asset-backed securitisation structure
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	766	757
Euro €35bn Global Covered Bond Programme | Covered bond programme
Disclosure Of Securitisations And Covered Bonds [Line Items]
Assets recognised in entity's financial statements in relation to structured entities	£ 25,030	£ 21,880